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                            MFS Managed Sectors Fund
                          MFS Government Mortgage Fund
                         MFS World Asset Allocation Fund
                          MFS International Growth Fund
                             MFS New Discovery Fund
                    MFS International Growth and Income Fund
                       MFS Research Growth and Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                             MFS Equity Income Fund
                         MFS Alabama Municipal Bond Fund
                         MFS Research International Fund
                        MFS Arkansas Municipal Bond Fund
                            MFS Strategic Growth Fund
                       MFS California Municipal Bond Fund
                            MFS Emerging Growth Fund
                         MFS Florida Municipal Bond Fund
                            MFS Large Cap Growth Fund
                         MFS Georgia Municipal Bond Fund
                          MFS Intermediate Income Fund
                        MFS Maryland Municipal Bond Fund
                              MFS High Income Fund
                      MFS Massachusetts Municipal Bond Fund
                             MFS Municipal Bond Fund
                       MFS Mississippi Municipal Bond Fund
                             MFS Mid Cap Growth Fund
                        MFS New York Municipal Bond Fund
                              MFS Total Return Fund
                     MFS North Carolina Municipal Bond Fund
                                MFS Research Fund
                      MFS Pennsylvania Municipal Bond Fund
                           MFS World Total Return Fund
                     MFS South Carolina Municipal Bond Fund
                               MFS Utilities Fund
                        MFS Tennessee Municipal Bond Fund
                              MFS World Equity Fund
                        MFS Virginia Municipal Bond Fund
                           MFS World Governments Fund
                      MFS West Virginia Municipal Bond Fund
                                 MFS Value Fund
                            MFS Municipal Income Fund
                            MFS Strategic Income Fund
                          MFS Growth Opportunities Fund
                              MFS World Growth Fund
                         MFS Government Securities Fund
                                  MFS Bond Fund
                   Massachusetts Investors Growth Stock Fund
                            MFS Limited Maturity Fund
                      MFS Government Limited Maturity Fund
                       MFS Municipal Limited Maturity Fund
                          Massachusetts Investors Trust
                         MFS Union Standard Equity Fund

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

This Supplement describes certain changes, effective immediately, to each Fund's Prospectus.

CHANGES TO SALES CHARGE WAIVER CATEGORIES. In Appendix A to the Prospectus, the following new subsection is added under Article II (Waivers of Class A Sales Charges), which sets forth the various circumstances in which the initial sales charge imposed on purchases of Class A shares is waived:

     5.    Bank Trust Departments and Law Firms

              Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with MFD and are acquiring such shares for the benefit of their trust account clients.


                The date of this Supplement is February 1, 1998.